NET LOANS RECEIVABLE (Schedule of Primary Segments of Loan Portfolio) (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Jun. 30, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		$ 91,234	$ 90,629
Individually evaluated for impairment
Collectively evaluated for impairment		91,234	90,629
Deferred loan fees		416	507
Allowance for loan losses		(618)	(548)
Net Loans Receivable		91,032	90,588
First Mortgage Loans One To Four Family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		78,077	76,789
Individually evaluated for impairment
Collectively evaluated for impairment		78,077	76,789
First Mortgage Loans Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		1,868	2,907
Individually evaluated for impairment
Collectively evaluated for impairment		1,868	2,907
First Mortgage Loans Land Acquisition And Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		446	694
Individually evaluated for impairment
Collectively evaluated for impairment		446	694
First Mortgage Loans Multifamily Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		3,755	3,123
Individually evaluated for impairment
Collectively evaluated for impairment		3,755	3,123
First Mortgage Loans Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		4,132	3,727
Individually evaluated for impairment
Collectively evaluated for impairment		4,132	3,727
Consumer Loans Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		1,137	906
Individually evaluated for impairment
Collectively evaluated for impairment		1,137	906
Consumer Loans Home Equity Lines Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		1,729	1,953
Individually evaluated for impairment
Collectively evaluated for impairment		1,729	1,953
Consumer Loans Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		79	112
Individually evaluated for impairment
Collectively evaluated for impairment		79	112
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	[1]	11	418
Individually evaluated for impairment
Collectively evaluated for impairment		$ 11	$ 418

[1]	Not secured by real estate.